INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9:-	INTANGIBLE ASSETS, NET

	Weighted average useful life	December 31,
	(years)	2016	2015
Original cost:

Developed technologies (1,2,3)	6.8	$27,827	$27,677
Trade name (2)	6.8	3,930	3,930
Customer relationships (2)	8.0	10,773	10,773
Other	-	3,989	3,989

		46,519	46,369
Accumulated amortization:

Developed technologies		21,146	17,673
Trade name		2,389	1,984
Customer relationships		10,479	10,029
Other		3,989	3,989

		38,003	33,675

Amortized cost		$8,516	$12,694

(1)
During the years ended December 31, 2016 and 2015 the Company recorded impairment charges in the total amount of $0 and $3,289, respectively. A $176 impairment charge was attributed to developed technology and $3,113 impairment charge was attributed to customer relationship in 2015.

(2)	Upon the acquisition of Cooltouch the Company recorded original amounts of $4,150, $2,400 and $630 of customer relationships, developed technologies and trade name, respectively. Refer to note 1b1.

(3)
On November 20, 2014 the Company entered into an asset purchase agreement with Orscan Technologies Ltd. ("Orscan"). According to the agreement the Company recorded a developed technology in the amount of $600 in 2014 and additional $150 in 2016.

During 2016, 2015 and 2014, the Company recorded amortization expenses in the amount of $4,328, $5,716 and $5,816, respectively. The annual amortization expense relating to intangible assets as of December 31, 2016 is estimated to be as follows:

2017	3,461
2018	2,394
2019	1,991
2020	576
2021 and thereafter	94

Total	8,516